Stockholders' Equity (Details 5)	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year
Shares, Outstanding at end of year	100,137
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	0
Shares, Granted	350,000
Shares, Exercised	0
Shares, Forfeited	0
Shares, Outstanding at end of year	350,000
Shares, Vested and expected to vest	239,000
Shares, Exercisable	0
Weighted-Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0
Weighted-Average Exercise Price, Granted | $ / shares	1.05
Weighted-Average Exercise Price, Exercised | $ / shares	0
Weighted-Average Exercise Price, Forfeited | $ / shares	0
Weighted-Average Exercise Price, Outstanding at end of year | $ / shares	1.05
Weighted-Average Exercise Price, Vested and expected to vest | $ / shares	1.05
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 0
Weighted Average Remaining Contractual Life, Granted	4 years 11 months 23 days
Weighted Average Remaining Contractual Life, at end of year	4 years 11 months 23 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	4 years 11 months 23 days
Average Intrinsic Value, Outstanding, at end of year | $	$ 0
Average Intrinsic Value, Vested and expected to vest | $	0
Average Intrinsic Value, Exercisable | $	$ 0